SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [text block] [Abstract]
SEGMENTAL INFORMATION

NOTE 5 - SEGMENTAL INFORMATION

As of December 31, 2021, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.

The Company’s revenues by geographic area are as follows:

	For the year ended
	At December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Peru	503,616	297,549	801,965
Argentina	75,513	172,229	584,959
U.S.A.	577,970	505,145	1,004,238
Europe	376,857	338,565	726,165
Colombia	368,474	177,007	380,449
Brazil	1,664,523	1,304,006	3,949,797
Ecuador	162,959	112,581	203,334
Chile	794,122	638,225	1,546,960
Asia Pacific and rest of Latin America	359,981	378,360	872,196
Income from ordinary activities	4,884,015	3,923,667	10,070,063
Other operating income	227,331	411,002	360,864

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.

The Company has no customers that individually represent more than 10% of sales.